Accounts Receivable - Movement of allowance for doubtful accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounts Receivable
Balance at beginning of year	$ 3,699,890	$ 5,731,281
Change of allowance for doubtful accounts	14,423	(895,043)
Write off	(14,423)	(1,523,489)
Translation adjustments	38,616	387,141
Balance at end of year	$ 3,738,506	$ 3,699,890